UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2011
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Deccan Value Investors L.P.
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Address:   One Fawcett Place
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           Greenwich, CT 06830
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Form 13F File Number: 028-14246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malik
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Title:     Chief Operating Officer
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Phone:     203-983-7203
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Signature, Place, and Date of Signing:

     /s/     John Malik          Greenwich, Connecticut   August 12, 2011
     ------------------------   ------------------------ -----------------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                               -------------

Form 13F Information Table Entry Total:              6
                                               -------------

Form 13F Information Table Value Total:          $99,358
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                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.  028-14247   Vinit Bodas





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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- --------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                       VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------- --------------- --------- -------- ----------- --- ---- ---------- -------- -------- ------ ----
COCA COLA ENTERPRISES INC NE  COM           19122T109   13,011     445,900 SH       DEFINED       1     445,900
MICROSOFT CORP                COM           594918104   22,277     856,800 SH       DEFINED       1     856,800
MOLSON COORS BREWING CO       CL B          60871R209   13,035     291,350 SH       DEFINED       1     291,350
SHERWIN WILLIAMS CO           COM           824348106      277       3,300 SH       DEFINED       1       3,300
STATE STR CORP                COM           857477103   27,582     611,700 SH       DEFINED       1     611,700
VISA INC                      COM CL A      92826C839   23,176     275,050 SH       DEFINED       1     275,050

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